The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Columbia Variable Portfolio – Core Bond Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 26, 2015, (Accession No. 0001193125-15-236596), which is incorporated herein by reference.